Risk/Return Detail Data - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Mar. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Massachusetts Municipal Trust
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Massachusetts Municipal Money Market Fund /Fidelity® Massachusetts Municipal Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Massachusetts Municipal Money Market Fund seeks as high a level of income, exempt from federal and Massachusetts personal income tax, as is consistent with the preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and Massachusetts personal income taxes. Potentially investing up to 20% of assets in municipal securities whose interest is subject to Massachusetts personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries . Geographic Concentration. Unfavorable political or economic conditions within Massachusetts can affect the credit quality of issuers located in that state. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares . An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon the sale of your shares .
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses , and you should not expect that the sponsor will provide financial support to the fund at any time , including during periods of market stress .
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year . Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year .
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Annual Return, Inception Date	Sep. 22, 2022
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	0.75%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return	0.58%
Performance Table Heading	Average Annual Returns
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Fidelity Massachusetts Municipal Money Market Fund
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.42%
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530
2023	2.73%
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund | Return Before Taxes | Fidelity Massachusetts Municipal Money Market Fund
Risk/Return:
Label	Fidelity® Massachusetts Municipal Money Market Fund
Past 1 year	2.73%
Since Inception	2.56%	[1]

[1]	A From September 22, 2022 .